Interest-Bearing Loans and Borrowings - Summary of Terms and Debt Repayment (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	$ 102,974	$ 111,581
Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	861	479
Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	1,599	1,142
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	185	108
Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	98,206	107,796
Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	98	71
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	2,025	1,985
Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	5,410	4,584
Less than 1 year [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	790	370
Less than 1 year [member] | Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	1,599	1,142
Less than 1 year [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	135	22
Less than 1 year [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	2,532	2,626
Less than 1 year [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	21	14
Less than 1 year [member] | Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	333	410
1-2 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	2,873	5,627
1-2 years [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	14	38
1-2 years [member] | Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0
1-2 years [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	50
1-2 years [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	2,506	5,259
1-2 years [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	13	18
1-2 years [member] | Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	290	312
2-3 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	2,980	8,401
2-3 years [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	14	14
2-3 years [member] | Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0
2-3 years [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0	86
2-3 years [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	2,760	8,039
2-3 years [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	8	7
2-3 years [member] | Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	198	255
2-5 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	11,680	17,572
2-5 years [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	16	26
2-5 years [member] | Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0
2-5 years [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0
2-5 years [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	11,435	17,180
2-5 years [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	4	9
2-5 years [member] | Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	225	357
Greater than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	80,031	75,396
Greater than 5 years [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	27	31
Greater than 5 years [member] | Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0
Greater than 5 years [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0
Greater than 5 years [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	78,973	74,692
Greater than 5 years [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	52	23
Greater than 5 years [member] | Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	$ 979	$ 650